Putnam VT High Yield Fund
The fund's portfolio
9/30/24 (Unaudited)

CORPORATE BONDS AND NOTES (84.6%)(a)
		Principal amount	Value
Advertising and marketing services (1.5%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		$565,000	$591,293
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		60,000	59,030
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		580,000	519,479
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		395,000	387,296
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		380,000	406,002
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		260,000	258,727

			2,221,827
Automotive (0.3%)
Carvana Co. 144A company guaranty sr. sub. notes 12.00%, 12/1/28(PIK)		350,000	367,884

			367,884
Broadcasting (1.4%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		825,000	858,167
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		400,000	250,464
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		240,000	229,494
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		350,000	305,228
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		380,000	358,796

			2,002,149
Building materials (3.3%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		295,000	284,114
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		295,000	276,037
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		220,000	217,867
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		350,000	354,537
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	110,000	128,810
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$515,000	531,658
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		425,000	374,663
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		320,000	302,884
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		495,000	482,045
Owens Corning sr. unsec. notes 3.50%, 2/15/30		325,000	308,842
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	107,695
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$35,000	31,211
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		630,000	596,757
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		665,000	671,784
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26(PIK)		150,000	150,234

			4,819,138
Capital goods (7.9%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	95,046
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$280,000	250,189
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		295,000	220,178
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		540,000	571,350
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		150,000	146,451
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		160,000	148,155
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		315,000	335,075
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		99,000	99,340
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		175,000	185,318
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		105,000	109,955
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		130,000	137,597
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		260,000	285,824
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		335,000	353,484
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		130,000	141,813
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		215,000	221,774
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	115,000	127,793
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$275,000	281,973
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		155,000	163,482
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		220,000	193,872
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32		200,000	204,831
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		240,000	234,315
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		115,000	120,759
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		125,000	123,894
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		395,000	367,551
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		540,000	526,234
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		195,000	200,119
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		420,000	432,004
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		235,000	236,206
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		115,000	119,035
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		395,000	421,173
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		200,000	190,824
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		490,000	492,376
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		275,000	263,005
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		505,000	563,706
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		115,000	124,902
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		235,000	229,588
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		210,000	212,100
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		470,000	458,047
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		70,000	74,124
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity		440,000	446,563
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		290,000	303,954
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		305,000	317,991
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	210,000	232,329
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		$410,000	427,569
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		90,000	93,092
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)		255,000	257,342

			11,742,302
Chemicals (3.4%)
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		150,000	153,889
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		275,000	286,992
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		440,000	412,373
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		210,000	214,725
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		380,000	332,035
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		355,000	345,664
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	155,000	166,295
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$220,000	235,072
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		200,000	193,765
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		420,000	392,815
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		325,000	351,438
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		525,000	506,642
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		415,000	399,444
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		240,000	237,239
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		310,000	289,908
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		205,000	214,990
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		235,000	220,991

			4,954,277
Coal (0.1%)
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)		125,000	128,621

			128,621
Commercial and consumer services (1.9%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		480,000	490,727
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		340,000	304,174
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		580,000	529,407
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		365,000	391,965
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		213,000	213,475
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		450,000	450,461
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		475,000	470,497

			2,850,706
Communication services (5.7%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		205,000	173,591
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		205,000	143,816
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		400,000	291,215
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		280,000	197,161
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		675,000	651,026
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,010,000	929,793
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		550,000	485,176
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)		315,000	315,000
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)		710,000	687,979
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		635,000	614,182
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		515,000	434,252
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30		145,000	146,006
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		380,000	373,364
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		165,000	152,790
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		295,000	314,622
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		260,000	261,269
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		395,000	427,094
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		475,000	418,282
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		245,000	218,136
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		240,000	221,298
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		515,000	550,728
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		420,000	420,141

			8,426,921
Construction (2.1%)
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		165,000	172,822
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		255,000	240,484
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		135,000	140,050
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		320,000	296,056
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		195,000	202,721
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, perpetual maturity (Mexico)		600,000	654,517
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		230,000	213,184
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		275,000	285,244
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		350,000	377,887
Smyrna Ready Mix Concrete, LLC 144A sr. notes 6.00%, 11/1/28		225,000	226,043
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		270,000	279,801

			3,088,809
Consumer staples (4.2%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		400,000	369,210
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		145,000	149,307
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		435,000	434,030
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 8.00%, 2/15/31		30,000	30,709
Avis Budget Finance PLC 7.00%, 2/28/29		100,000	111,336
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		190,000	211,538
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	320,000	356,430
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$330,000	311,433
Chobani, LLC/ Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		380,000	399,521
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		245,000	254,793
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		310,000	303,485
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	280,000	294,737
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$160,000	151,680
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		340,000	355,478
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		245,000	257,335
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		515,000	480,141
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		50,000	51,855
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		205,000	212,504
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		185,000	173,448
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		275,000	267,605
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34		305,000	315,583
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		120,000	127,151
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33		280,000	281,001
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		180,000	178,565
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29		110,000	112,966

			6,191,841
Energy (oil field) (0.6%)
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31		510,000	485,604
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		280,000	280,848
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29		145,000	149,458

			915,910
Entertainment (2.4%)
Churchill Downs, Inc. 144A company guaranty sr. unsec. notes 6.75%, 5/1/31		60,000	62,034
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		315,000	315,575
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		330,000	324,745
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		160,000	163,300
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		150,000	160,533
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		215,000	230,549
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	310,000	416,670
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		$75,000	77,847
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		620,000	636,002
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		270,000	273,713
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		210,000	212,193
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		75,000	74,207
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		425,000	440,489
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		165,000	170,992

			3,558,849
Financials (8.8%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		435,000	448,037
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		435,000	454,615
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)		175,000	181,500
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		560,000	575,889
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32		130,000	131,992
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29		530,000	509,418
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		370,000	419,002
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		795,000	712,310
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		130,000	138,511
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		140,000	140,543
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		440,000	471,088
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	169,548
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29		205,000	220,826
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		490,000	516,880
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		515,000	563,027
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		320,000	320,995
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		130,000	135,933
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		340,000	354,520
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		920,000	983,108
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		170,000	182,032
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		380,000	413,571
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 7.00%, 7/15/31(R)		285,000	302,452
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		285,000	278,735
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		70,000	73,935
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		45,000	46,869
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		380,000	397,168
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		665,000	652,156
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		355,000	365,739
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31		355,000	359,529
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		260,000	264,927
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		185,000	177,935
Pebblebrook Hotel LP/PEB Finance Corp. 144A sr. unsec. notes 6.375%, 10/15/29		90,000	90,672
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		345,000	347,054
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		715,000	745,613
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		110,000	115,199
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		415,000	429,187
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		255,000	239,742
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		260,000	223,592

			13,153,849
Forest products and packaging (2.3%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		575,000	557,379
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	215,000	224,437
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		$370,000	370,231
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		820,000	815,097
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	240,000	204,732
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		$465,000	477,234
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		350,000	362,050
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		275,000	234,900
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		170,000	178,679

			3,424,739
Gaming and lottery (3.2%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		545,000	520,758
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		65,000	67,278
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		520,000	543,598
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		635,000	604,433
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		70,000	73,473
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		540,000	559,097
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		290,000	287,396
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		100,000	91,184
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		360,000	357,513
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		250,000	255,778
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		320,000	297,036
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		435,000	430,049
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		565,000	609,930

			4,697,523
Health care (7.6%)
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		235,000	248,806
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		225,000	203,419
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		165,000	147,832
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		285,000	279,091
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		160,000	147,659
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		220,000	207,284
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		510,000	562,650
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		380,000	374,229
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		240,000	202,890
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		855,000	787,562
Concentra Escrow Issuer Corp. 144A sr. unsec.notes 6.875%, 7/15/32		125,000	131,595
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		890,000	920,175
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		345,000	357,956
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		185,000	198,465
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	570,000	590,690
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		$850,000	810,161
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		395,000	374,308
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		230,000	225,842
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		440,000	423,007
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		460,000	460,530
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		370,000	368,899
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		230,000	221,943
Tenet Healthcare Corp. company guaranty sr. unsec. notes 6.125%, 10/1/28		45,000	45,395
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		935,000	951,449
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	225,000	250,007
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$525,000	547,603
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		270,000	309,894
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	221,204
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		580,000	575,805

			11,146,350
Homebuilding (0.9%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		253,800	236,011
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		460,000	492,909
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		140,000	143,033
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		250,000	248,586
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		155,000	157,844

			1,278,383
Lodging/Tourism (2.1%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		105,000	111,662
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		465,000	505,169
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 6.00%, 5/1/29		150,000	152,074
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		395,000	400,284
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		230,000	248,329
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		575,000	576,271
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		450,000	448,825
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		395,000	432,222
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		160,000	162,141

			3,036,977
Metals (3.5%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		525,000	596,666
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		335,000	357,052
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		240,000	233,396
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		90,000	87,075
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		435,000	434,842
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		256,000	259,587
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		320,000	323,917
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		165,000	157,012
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		130,000	123,561
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	160,458
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$415,000	426,302
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		540,000	552,911
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		375,000	380,713
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		240,000	219,639
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		140,000	135,852
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	100,000	106,546
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		$370,000	352,706
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		175,000	179,845

			5,088,080
Oil and gas (9.9%)
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		850,000	866,539
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		175,000	175,528
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		50,000	53,016
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		305,000	317,419
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		530,000	561,688
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		255,000	238,617
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		75,000	73,283
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		635,000	646,847
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		155,000	154,781
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		345,000	341,590
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		180,000	186,445
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		400,000	403,048
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29		570,000	569,750
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33		580,000	571,722
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		250,000	249,814
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		890,000	924,694
Permian Resources Operating, LLC 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/26		320,000	319,715
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		169,000	169,468
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		230,000	229,708
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		510,000	484,915
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		555,000	579,846
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		505,000	528,702
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		145,000	145,412
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		90,000	90,027
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		355,000	354,977
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32		595,000	597,707
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		85,000	81,380
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		740,000	738,120
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		86,231	88,274
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		141,000	141,154
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		350,000	360,814
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38		300,000	245,083
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		106,250	110,865
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		65,000	68,180
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		130,000	122,954
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54		400,000	405,758
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		315,000	350,222
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		340,000	383,224
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		480,000	507,171
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		170,000	177,342
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		335,000	354,590
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		50,000	49,878
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32		465,000	450,794
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29		90,000	89,626

			14,560,687
Publishing (1.6%)
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		465,000	482,836
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		195,000	192,864
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		485,000	487,142
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		620,000	586,875
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		580,000	585,536

			2,335,253
Retail (1.4%)
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		675,000	704,104
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		240,000	227,135
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		710,000	731,563
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		370,000	365,612

			2,028,414
Technology (4.5%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		220,000	213,070
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		220,000	224,063
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		750,000	746,859
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		151,000	146,281
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26		140,000	136,325
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		335,000	310,356
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		315,000	332,727
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		395,000	371,078
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		875,000	854,574
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		950,000	927,521
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28		80,000	76,346
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		380,000	406,891
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		345,000	328,620
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		140,000	126,791
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		565,000	535,872
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		465,000	480,822
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		400,000	370,096

			6,588,292
Textiles (0.8%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		545,000	588,787
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		645,000	585,312

			1,174,099
Transportation (0.8%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		325,000	324,729
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		189,583	189,198
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		130,000	125,699
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32		505,000	526,782

			1,166,408
Utilities and power (2.4%)
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		310,000	300,419
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	228,159
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		630,000	623,333
NRG Energy, Inc. 144A company guaranty sr. notes 7.00%, 3/15/33		110,000	122,266
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		345,000	389,441
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		160,000	156,213
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55		230,000	241,816
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		95,000	94,433
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		150,000	157,259
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		290,000	296,280
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		135,000	132,397
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		240,000	252,660
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		485,000	522,523

			3,517,199

Total corporate bonds and notes (cost $121,915,040)			$124,465,487

SENIOR LOANS (7.4%)(a)(c)
	Principal amount	Value
Basic materials (1.6%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.695%, 11/23/27	$329,088	$325,353
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.529%, 4/30/28	153,840	144,278
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.383%, 3/15/30	405,000	366,863
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	485,396	458,430
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.46%, 10/16/28	173,074	172,965
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/3/28	133,653	134,126
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.628%, 4/3/28	285,068	285,871
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.704%, 4/21/29	368,301	360,049
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.854%, 9/22/28	69,464	69,725

		2,317,660
Capital goods (0.8%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.615%, 10/4/28	370,253	358,783
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.46%, 10/19/28	275,737	276,139
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	102,843	102,882
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	433,120	434,474

		1,172,278
Communication services (0.3%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.345%, 9/13/29	223,875	210,610
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.21%, 8/2/29	290,616	286,620

		497,230
Consumer cyclicals (1.9%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.96%, 8/21/28	93,433	93,350
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.557%, 6/18/31	65,000	64,948
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.847%, 1/27/29	352,950	352,375
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 9.251%, 1/27/31	379,048	369,937
Garda World Security Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.597%, 2/1/29	290,521	290,847
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.968%, 5/30/31	174,115	171,022
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	235,588	235,820
Michaels Cos. Inc. (The) bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.115%, 4/17/28	296	263
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.404%, 4/11/29	356,806	335,908
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.695%, 1/29/28	212,824	211,323
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27(In default)(NON)	200,000	3,000
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.318%, 4/4/29	184,532	183,651
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.095%, 3/7/31	149,250	148,837
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.095%, 10/19/29	323,551	321,590

		2,782,871
Consumer staples (0.5%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.695%, 11/18/29	230,000	223,244
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.695%, 12/15/27	232,280	232,247
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.595%, 3/27/28	274,275	275,074

		730,565
Financials (0.1%)
HUB International, Ltd. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.225%, 6/20/30	199,783	199,717

		199,717
Health care (0.7%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.27%, 5/5/27	347,651	346,830
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.783%, 4/23/31	411,000	411,127
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 10/23/28	198,884	199,190

		957,147
Technology (1.0%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.604%, 3/29/29	370,314	369,233
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 8.595%, 5/8/31	255,000	254,841
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.748%, 3/2/28	289,275	283,987
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 9.595%, 10/5/28	283,568	284,199
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.555%, 1/31/31	311,412	311,801

		1,504,061
Transportation (0.5%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.294%, 4/20/28	229,167	235,945
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.209%, 6/4/29	185,000	183,844
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.033%, 2/17/31	303,475	304,423

		724,212

Total senior loans (cost $11,097,745)		$10,885,741

CONVERTIBLE BONDS AND NOTES (2.3%)(a)
	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$274,000	$240,367
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	200,000	234,990
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	225,000	211,747
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	195,000	240,530
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	155,000	121,361
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	101,000	148,344
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	185,000	233,193
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	278,000	301,422
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	260,000	374,530
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	280,000	260,932
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	310,000	388,895
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	303,000	419,075
Wrangler Holdco Corp. 144A cv. company guaranty sr. unsec. sub. notes 6.625%, 4/1/32	155,000	161,246

Total convertible bonds and notes (cost $3,098,258)		$3,336,632

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	4,647	$315,950
Chart Industries, Inc. $3.375 cv. pfd.	5,389	270,797
Hewlett Packard EnterpriseCo. $3.813 cv. pfd.(NON)	5,790	350,353
NextEra Energy, Inc. $3.65 cv. pfd.	7,375	408,944

Total convertible preferred stocks (cost $1,161,683)		$1,346,044

COMMON STOCKS (0.4%)(a)
	Shares	Value
GFL Environmental, Inc. (Canada)	4,430	$176,668
Viking Holdings, Ltd. (Bermuda)(NON)	11,800	411,702

Total common stocks (cost $426,906)		$588,370

SHORT-TERM INVESTMENTS (3.3%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.04%(AFF)	4,840,466	$4,840,466

Total short-term investments (cost $4,840,466)		$4,840,466
TOTAL INVESTMENTS

Total investments (cost $142,540,098)		$145,462,740

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $3,665,308) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized depreciation
	Bank of America N.A.
		Euro	Sell	12/18/24	$298,139	$297,866	$(273)
	Goldman Sachs International
		Euro	Sell	12/18/24	97,816	97,529	(287)
	JPMorgan Chase Bank N.A.
		Euro	Sell	12/18/24	144,380	143,936	(444)
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/18/24	133,940	131,975	(1,965)
		Euro	Sell	12/18/24	1,103,895	1,100,832	(3,063)
	State Street Bank and Trust Co.
		British Pound	Sell	12/18/24	280,713	276,560	(4,153)
		Euro	Sell	12/18/24	1,500,856	1,496,155	(4,701)
	UBS AG
		Euro	Sell	12/18/24	120,819	120,455	(364)

	Unrealized appreciation						—

	Unrealized (depreciation)						(15,250)

	Total						$(15,250)
*	The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 43 Index	B+/P	$(201,391)	$2,762,000	$201,546	12/20/29	500 bp — Quarterly	$1,306

	Total		$(201,391)					$1,306
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $147,120,973.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$9,365,201	$36,133,511	$40,658,246	$312,298	$4,840,466

	Total Short-term investments	$9,365,201	$36,133,511	$40,658,246	$312,298	$4,840,466
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $230,499 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $15,250 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$176,668	$—	$—
Consumer cyclicals	411,702	—	—

Total common stocks	588,370	—	—
Convertible bonds and notes	—	3,336,632	—
Convertible preferred stocks	759,297	586,747	—
Corporate bonds and notes	—	124,465,487	—
Senior loans	—	10,885,741	—
Short-term investments	—	4,840,466	—

Totals by level	$1,347,667	$144,115,073	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(15,250)	$—
Credit default contracts	—	202,697	—

Totals by level	$—	$187,447	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$3,500,000
Centrally cleared credit default contracts (notional)	$2,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com